Accrued Expenses and Other Payables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Payables [Abstract]
Other payables	$ 963	6,001	5,798
Predicted liability	133	830	0
Accrued Expenses and Other Payables	$ 1,096	6,831	5,798